Fair Value Measurements - Fair Values and Related Carrying Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable, net, carrying amount	$ 760	$ 257	$ 385
Notes receivable, net, fair value	778	270	403
Debt, excluding capital lease obligations, carrying amount	(57,669)	(52,055)	(56,794)
Debt, excluding capital lease obligations, fair value	(53,642)	(51,039)	(52,856)
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable, net, fair value	766	270	403
Debt, excluding capital lease obligations, fair value	(53,642)	$ (51,039)	$ (52,856)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable, net, fair value	$ 12